SEGMENT REPORTING	12 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 24.
SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has three operating segments: automation product and software, equipment and accessories and oilfield environmental protection.

The following tables present summary information by segment for the years ended June 30, 2016, 2017 and 2018, respectively:

	For the years ended June 30,
	2016	2017	2018	2018
	RMB	RMB	RMB	U.S. Dollars
Automation product and software	¥26,171,906	¥22,399,066	¥18,989,924	$2,868,655
Equipment and accessories	14,221,914	26,658,094	63,960,425	9,661,988
Oilfield environmental protection	2,334,457	10,997,302	1,761,697	266,125
Total revenue	¥42,728,277	¥60,054,462	¥84,712,046	$12,796,768

All the Company’s revenue was generated from its business operation in China.

	For the years ended June 30, 2018
	Automation product and software	Equipment and a ccessories	Oilfield environmental protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥18,989,924	¥63,960,425	¥1,761,697	¥84,712,046
Cost of revenue and related tax	17,036,393	62,115,400	1,410,068	80,561,861
Gross profit	¥1,953,531	¥1,845,025	¥351,629	¥4,150,185
Depreciation and amortization	¥48,127	¥1,044,079	¥26,843	¥1,119,049
Total capital expenditures	¥100,327	¥1,403,083	¥10,519,072	¥12,022,482

	For the years ended June 30, 2017
	Automation product and software	Equipment and accessories	Oilfield environmental protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥22,399,066	¥26,658,094	¥10,997,302	¥60,054,462
Cost of revenue and related tax	12,593,429	22,023,851	9,473,680	44,090,960
Gross profit	¥9,805,637	¥4,634,243	¥1,523,622	¥15,963,502
Depreciation and amortization	¥39,846	¥816,889	¥-	¥856,735
Total capital expenditures	¥75,809	¥562,310	¥-	¥638,119

	For the years ended June 30, 2016
	Automation product and software	Equipment and accessories	Oilfield environmental protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥26,171,906	¥14,221,914	¥2,334,457	¥42,728,277
Cost of revenue and related tax	20,548,568	13,126,589	1,806,237	35,481,394
Gross profit	¥5,623,338	¥1,095,325	¥528,220	¥7,246,883
Depreciation and amortization	¥67,091	¥887,992	¥-	¥955,083
Total capital expenditures	¥6,477	¥174,598	¥-	¥181,075

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
Total assets:
Automation product and software	¥35,865,376	¥53,284,643	$8,049,284
Equipment and accessories	35,289,669	40,365,472	6,097,688
Oilfield environmental protection	-	28,157,402	4,253,512
Total Assets	¥71,155,045	¥121,807,517	$18,400,484